Fair Value Information (Details) - USD ($) $ in Millions	3 Months Ended			12 Months Ended
	Apr. 30, 2020	Jan. 31, 2020	Oct. 31, 2019	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Asset Impairment Charges [Abstract]
Property and equipment impairment, net	$ 141.2
Goodwill impairment charge	28.3	$ 1.2	$ 45.8	$ 47.0	$ 0.0	$ 0.0
Intangible assets impairment	39.2			0.0
Goodwill and long-lived asset impairment charge	208.7
Assets, Fair Value Disclosure [Abstract]
Property and equipment fair value, net	52.8
Total fair value	52.8
Asset based revolving line of credit
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Amount outstanding	0.0	0.0		0.0	0.0
Fair Value, Inputs, Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior secured notes, fair value		202.5		202.5	$ 254.1
Fair Value, Inputs, Level 2 | Senior Secured Notes 11.5 Percent Due 2025
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior secured notes, fair value	$ 92.8	$ 202.5		$ 202.5